Deferred Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Offering Costs [Abstract]
Deferred offering costs
6.	Deferred offering costs

Deferred offering costs consist of the following:

	December 31, 2025	December 31, 2024
Deferred offering costs	$-	$269,752

Upon completion of the IPO on October 10, 2025, these deferred offering costs, along with the underwriters’ fees paid, were reclassified to additional paid-in capital and netted against the IPO proceeds received.